Nuveen Georgia Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.5%
X 178,963,409
MUNICIPAL BONDS - 100.5%   X 178,963,409
CONSUMER DISCRETIONARY - 1.1%
$ 2,200 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 $ 1,971,242
TOTAL CONSUMER DISCRETIONARY 1,971,242
EDUCATION AND CIVIC ORGANIZATIONS - 7.7%
750 Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A, 6.375%,
6/15/58
6/31 at 100.00 767,074
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 1,013,154
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 2,040,473
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 2,079,095
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 2,842,436
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 4,122,085
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call 605,695
250 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 242,372
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 13,712,384
HEALTH CARE - 10.6%
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 5,503,342
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 523,528
420 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/36
4/27 at 100.00 435,121
Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B:
2,000 5.125%, 4/01/53 4/33 at 100.00 2,147,608
2,100 5.750%, 4/01/53 4/33 at 100.00 2,384,880
530 Dalton Development Authority, Georgia, Revenue Bonds, Hamilton Health
Care System Inc., Series 2024B, 5.000%, 8/15/40
8/34 at 100.00 588,247
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
9/24 at 100.00 2,356,744
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 2,449,785
2,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/43
7/29 at 100.00 2,445,499
TOTAL HEALTH CARE 18,834,754
HOUSING/MULTIFAMILY - 2.0%
3,600 DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue
Bonds, Kensington Station Project, Series 2023, 4.000%, 12/01/33
12/30 at 100.00 3,619,086
TOTAL HOUSING/MULTIFAMILY 3,619,086

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 20.1%
Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1:
$ 2,000 5.000%, 12/01/39 12/32 at 100.00 $ 2,273,668
2,845 5.000%, 12/01/41 12/32 at 100.00 3,197,687
1,880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 1,829,193
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 2,016,331
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 2,058,179
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 870,605
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds,
Coweta County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 944,384
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 1,751,109
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 1,146,508
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 793,105
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 5,166,622
Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Managed Lane System, Series 2021A:
1,120 4.000%, 7/15/37 7/31 at 100.00 1,181,811
2,380 4.000%, 7/15/38 7/31 at 100.00 2,500,704
1,625 Greene County School District, Georgia, General Obligation Bonds, Series
2023, 4.000%, 6/01/48
6/33 at 100.00 1,601,615
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 2,142,565
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 1,402,927
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 544,470
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 2,044,981
2,325 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Oconee-Hard Creek Reservoir Project, Series 2023, 4.000%, 2/01/47
2/33 at 100.00 2,335,172
TOTAL TAX OBLIGATION/GENERAL 35,801,636
TAX OBLIGATION/LIMITED - 7.4%
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 1,502,834
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 2,527,776
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call 426,462
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 1,097,825
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
9/24 at 100.00 595,553
110 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call 112,913
95 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call 97,729
1,405 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28
No Opt. Call 1,480,993
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 1,720,666

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 1,225 0.000%, 7/01/33 7/28 at 86.06 $ 864,313
1,825 4.500%, 7/01/34 7/25 at 100.00 1,827,692
985 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 974,157
TOTAL TAX OBLIGATION/LIMITED 13,228,913
TRANSPORTATION - 13.8%
1,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series 2024A-1,
5.000%, 7/01/49
7/34 at 100.00 1,098,227
2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 2,171,240
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/38, (AMT)
7/29 at 100.00 1,979,226
Augusta, Georgia, Airport Revenue Bonds, Refunding General Series
2015A:
160 5.000%, 1/01/32 1/25 at 100.00 160,598
170 5.000%, 1/01/33 1/25 at 100.00 170,611
100 5.000%, 1/01/34 1/25 at 100.00 100,352
150 5.000%, 1/01/35 1/25 at 100.00 150,551
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,875 4.000%, 7/01/46 7/31 at 100.00 4,867,522
2,000 4.000%, 7/01/51 7/31 at 100.00 1,947,465
Georgia Ports Authority, Revenue Bonds, Series 2022:
7,380 4.000%, 7/01/47 7/32 at 100.00 7,316,357
4,200 5.000%, 7/01/47 7/32 at 100.00 4,571,502
TOTAL TRANSPORTATION 24,533,651
U.S. GUARANTEED - 7.6% (c)
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015:
7,150 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 7,262,112
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 2,004,116
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 4,166,179
TOTAL U.S. GUARANTEED 13,432,407
UTILITIES - 30.2%
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015:
500 5.000%, 11/01/40 5/25 at 100.00 504,004
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2017A, 5.000%, 11/01/37
11/27 at 100.00 1,054,636
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2018A, 5.000%, 11/01/41
11/27 at 100.00 1,710,129
Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021:
1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 992,621
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 1,135,288
2,000 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company, Fifth Series 1994, 3.700%, 10/01/32,
(Mandatory Put 6/13/28)
No Opt. Call 2,056,965
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 1,196,181
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 1,923,458
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 2,074,073

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 625 Cherokee County Water and Sewerage Authority, Georgia, Water and
Sewerage Revenue Bonds, Series 2023, 5.000%, 8/01/33
No Opt. Call $ 735,699
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 1,972,808
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/41
3/30 at 100.00 1,003,350
1,150 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 1,197,509
4,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series Series 2022, 5.000%, 10/01/52
10/32 at 100.00 4,335,728
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
9/24 at 100.00 1,000,771
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
9/24 at 100.00 2,000,294
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 3,052,546
2,630 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/27
No Opt. Call 2,794,993
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 2,845,522
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 1,526,220
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 3,392,730
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 949,439
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 920,890
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call 2,657,644
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A:
2,000 5.000%, 1/01/45 1/31 at 100.00 2,115,247
2,500 5.000%, 1/01/50 1/31 at 100.00 2,620,830
2,405 5.000%, 1/01/59 7/28 at 100.00 2,436,317
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 1,490,639
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
9/24 at 100.00 1,005,340
1,045 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Walton?Hard Labor Creek Reservoir Water Treatment Facility Project,
Series 2022, 5.000%, 2/01/53
8/32 at 100.00 1,127,465
TOTAL UTILITIES 53,829,336
TOTAL MUNICIPAL BONDS
(cost $177,918,782) 178,963,409
TOTAL LONG-TERM INVESTMENTS
(cost $177,918,782) 178,963,409
OTHER ASSETS & LIABILITIES, NET - (0.5)% (866,758)
NET ASSETS - 100% $ 178,096,651

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 178,963,409 $ – $ 178,963,409
Total
$ – $ 178,963,409 $ – $ 178,963,409
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 95.5%
X 213,398,796
MUNICIPAL BONDS - 92.1%   X 213,398,796
CONSUMER STAPLES - 1.8%
$ 2,770 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 $ 2,097,167
600 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/24 at 100.00 599,949
315 (c) New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A
and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 300,121
175 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 176,651
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,049,363
TOTAL CONSUMER STAPLES 4,223,251
EDUCATION AND CIVIC ORGANIZATIONS - 28.0%
1,025 (d) Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38
6/28 at 100.00 1,042,736
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
9/24 at 100.00 816,059
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Athletic Facilities Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 496,306
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 704,774
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 -
AGM Insured
10/27 at 100.00 3,049,884
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Student Union/University Facilities Project, Series 2021, 4.000%,
10/01/39 - AGM Insured
10/30 at 100.00 1,051,456
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun Facilities,
Inc.?Lewis Street Parking Garage Project, Refunding Series 2021, 4.000%,
10/01/42 - AGM Insured
10/30 at 100.00 734,139
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities Inc.
Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 1,011,659
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
9/24 at 100.00 2,001,609
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, McNeese State University
Student Parking - Cowboy Facilities, Inc. Project, Refunding Series 2021:
500 3.000%, 3/01/33 3/31 at 100.00 468,666
1,200 3.000%, 3/01/37 3/31 at 100.00 1,058,396
1,270 3.000%, 3/01/39 3/31 at 100.00 1,063,113
1,000 3.000%, 3/01/42 3/31 at 100.00 800,719
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University Student
Recreation Center/NSU Facilities Corporation Project, Refunding Series
2021, 4.000%, 10/01/38
10/30 at 100.00 2,201,090

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 - AGM
Insured
10/27 at 100.00 $ 2,056,556
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 1,546,800
1,300 (d) Louisiana Publc Facilities Authority, Lousiana , Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39
6/27 at 100.00 1,282,564
220 Louisiana Publc Facilities Authority, Lousiana , Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 233,909
Louisiana Publc Facilities Authority, Lousiana , Revenue Bonds, Young
Audiences Charter School, Series 2019A:
1,680 (d) 5.000%, 4/01/39 4/27 at 100.00 1,593,218
1,000 (d) 5.000%, 4/01/57 4/27 at 100.00 869,065
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University GreenHouse
District Phase II Project, Series 2017:
200 5.000%, 7/01/42 7/27 at 100.00 205,007
1,500 5.000%, 7/01/47 7/27 at 100.00 1,528,470
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University GreenHouse
District Phase III Project, Series 2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 2,170,667
4,510 5.000%, 7/01/59 7/29 at 100.00 4,598,156
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 1,516,330
6,000 5.000%, 7/01/51 7/26 at 100.00 6,047,177
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A:
500 (d) 6.250%, 6/01/52 6/31 at 100.00 504,313
540 (d) 6.375%, 6/01/62 6/31 at 100.00 543,308
270 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62
6/31 at 100.00 272,454
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 1,246,184
20 4.000%, 10/01/41 10/31 at 100.00 19,369
3,350 4.000%, 10/01/51 10/31 at 100.00 3,014,975
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A:
1,500 (c) 5.000%, 10/01/43 4/33 at 100.00 1,577,148
1,400 (c) 5.250%, 10/01/48 4/33 at 100.00 1,475,514
2,000 (c) 5.250%, 10/01/53 4/33 at 100.00 2,092,129
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 2,027,165
3,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2023A, 5.000%, 10/15/48
10/32 at 100.00 3,252,347
1,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 800,000
1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
9/24 at 100.00 1,037,245
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017:
2,835 5.250%, 10/01/31 No Opt. Call 3,145,359
2,040 5.250%, 10/01/46 10/33 at 100.00 2,166,931
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
9/24 at 100.00 1,501,794
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 64,824,760

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE - 12.4%
$ 715 (c) Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/34
12/29 at 100.00 $ 716,970
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 411,129
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 526,259
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A:
2,000 4.000%, 10/01/41 10/27 at 100.00 1,954,903
3,000 5.000%, 10/01/41 10/27 at 100.00 3,067,134
2,000 Louisiana Publc Facilities Authority, Lousiana , Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 2,060,957
1,610 Louisiana Publc Facilities Authority, Lousiana , Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 1,632,649
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A:
320 5.750%, 7/01/25 No Opt. Call 328,672
4,000 (c) Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 4,081,921
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 3,087,187
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 283,231
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 200,901
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call 341,054
1,000 5.000%, 7/01/32 7/31 at 100.00 1,083,569
Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series
2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 1,801,889
1,400 5.000%, 7/01/37 7/28 at 100.00 1,468,949
1,000 4.000%, 7/01/43 7/28 at 100.00 922,637
Saint Tammany Parish Hospital Service District 2, Louisiana, Hospital
Revenue Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 1,333,187
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 1,443,843
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%,
2/01/39
2/31 at 100.00 973,725
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
9/24 at 100.00 1,085,156
TOTAL HEALTH CARE 28,805,922
HOUSING/MULTIFAMILY - 1.2%
1,810 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
9/24 at 100.00 1,811,339
1,000 (d) Louisiana Publc Facilities Authority, Lousiana , Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans Project,
Senior Lien Series 2020A-1, 5.500%, 1/01/50
1/30 at 100.00 930,310
TOTAL HOUSING/MULTIFAMILY 2,741,649

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/SINGLE FAMILY - 2.1%
$ 1,535 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 $ 1,529,727
2,240 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 2,218,095
1,090 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.650%, 12/01/54
6/33 at 100.00 1,085,879
TOTAL HOUSING/SINGLE FAMILY 4,833,701
INDUSTRIALS - 5.1%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
9/24 at 100.00 836,944
615 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37
11/28 at 100.00 658,856
3,155 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 2,995,401
900 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans
GOMESA Project, Series 2021, 4.000%, 11/01/46
11/30 at 100.00 851,767
85 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist
Parish GOMESA Project, Series 2019, 3.900%, 11/01/44
11/29 at 100.00 79,570
100 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44
11/28 at 100.00 100,637
1,910 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish
GOMESA Project, Series 2020, 3.875%, 11/01/45
11/29 at 100.00 1,777,733
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018:
100 (d) 5.375%, 11/01/38 11/28 at 100.00 104,821
100 (d) 5.500%, 11/01/39 11/28 at 100.00 105,967
1,645 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38
11/28 at 100.00 1,694,785
1,000 (d),(e) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,   Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT)
No Opt. Call 10
2,000 (c),(d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30)
No Opt. Call 2,228,704
205 (c),(d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30)
No Opt. Call 229,001
250 (d) Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT)
9/24 at 100.00 246,107
TOTAL INDUSTRIALS 11,910,303
LONG-TERM CARE - 1.1%
2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 2,144,413
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 395,097
TOTAL LONG-TERM CARE 2,539,510
MATERIALS - 0.4%
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 977,021
TOTAL MATERIALS 977,021

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 7.5%
Calcasieu Parish School District 23, Louisiana, General Obligation Bonds,
Public School Improvement Series 2019:
$ 1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 $ 1,073,356
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 1,619,419
Cameron Parish School District 15, Louisiana, General Obligtion Bonds,
Series 2021:
265 4.000%, 10/01/37 10/30 at 100.00 267,371
350 4.000%, 10/01/39 10/30 at 100.00 350,309
425 4.000%, 10/01/40 10/30 at 100.00 423,437
Livingston Parish School District 1, Louisiana, General Obligation Bonds,
Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 1,073,204
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 553,128
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 1,005,223
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%,
3/01/41
3/31 at 100.00 1,071,687
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 3,182,910
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 1,886,008
2,000 5.000%, 12/01/46 12/30 at 100.00 2,132,494
New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015:
125 5.000%, 12/01/27 12/25 at 100.00 128,484
525 5.000%, 12/01/29 12/25 at 100.00 539,048
1,835 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2022, 5.250%, 12/01/38
12/32 at 100.00 2,096,000
TOTAL TAX OBLIGATION/GENERAL 17,402,078
TAX OBLIGATION/LIMITED - 12.3%
170 (c) Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 4.000%, 11/15/39
11/25 at 100.00 165,170
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 3,095,251
Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 2,028,520
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 3,028,452
1,000 (d) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022, 4.250%,
6/01/51
6/32 at 100.00 874,195
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 1,022,753
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call 523,888
1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 1,454,832
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A:
2,325 5.000%, 7/01/48 7/33 at 100.00 2,521,463
1,735 5.250%, 7/01/53 7/33 at 100.00 1,907,006
Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds,
Correctional Institution for Women Series 2023:
725 4.000%, 10/01/41 10/33 at 100.00 714,596
1,000 4.000%, 10/01/43 10/33 at 100.00 973,753
Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds,
Office of Juvenile Justice Project, Series 2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 1,436,563
1,490 4.000%, 10/01/39 10/30 at 100.00 1,481,259
4,160 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 4,337,963

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 365 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27
No Opt. Call $ 358,024
344 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 115,995
Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds,
Series 2019:
750 4.000%, 8/01/37 8/29 at 100.00 763,055
680 4.000%, 8/01/39 8/29 at 100.00 687,332
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 853,337
42 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call 38,332
TOTAL TAX OBLIGATION/LIMITED 28,381,739
TRANSPORTATION - 10.0%
1,225 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
9/24 at 100.00 1,225,686
785 (c) Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 785,678
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 1,012,740
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
9/24 at 100.00 2,001,956
1,185 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
9/24 at 100.00 1,185,641
1,465 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10
Calcasieu River Bridge Public-Private Partnership Project, Senior Lien
Series 2024, 5.000%, 9/01/66, (AMT)
9/34 at 100.00 1,493,870
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
Gilf Opportunity Zone Project, Refunding Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 201,811
1,000 4.000%, 1/01/38 1/29 at 100.00 1,010,615
1,015 4.000%, 1/01/39 1/29 at 100.00 1,018,748
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 2,005,251
1,880 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 1,893,206
3,100 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series 2018A,
5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 3,208,263
840 (c) New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
9/24 at 100.00 839,967
500 (d) Plaquemines Port, Harbor and Terminal District, Louisuana , Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 502,195
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 2,810,702
2,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020 D (Non-AMT) and Series 2020E (AMT), 5.000%,
4/01/50
4/30 at 100.00 2,080,884
TOTAL TRANSPORTATION 23,277,213

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED - 2.0% (f)
$ 1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 $ 1,008,676
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 1,616,791
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call 25,617
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 375,472
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 1,337,035
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 200,925
TOTAL U.S. GUARANTEED 4,564,516
UTILITIES - 8.2%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 1,658,862
505 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A, 5.000%, 7/01/35
7/34 at 100.00 563,597
1,000 (c) Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,033,949
535 Guam Power Authority, Revenue Bonds, Refunding Series 2024A, 5.000%,
10/01/39
10/34 at 100.00 592,321
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana , LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 845,063
2,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
9/24 at 100.00 2,689,482
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B:
1,085 5.000%, 6/01/45 6/30 at 100.00 1,135,474
1,000 4.000%, 6/01/50 6/30 at 100.00 941,152
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 1,064,699
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 1,510,004
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 978,227
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 345,769
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 1,143,986
1,500 (c) Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 1,580,311
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 2,059,392
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 301,650
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
9/24 at 100.00 473,195
TOTAL UTILITIES 18,917,133
TOTAL MUNICIPAL BONDS
(cost $221,768,266) 213,398,796

Investment in Derivatives
Total Return Swaps - OTC Uncleared
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Shares Description (a) Value
X 7,975,713
COMMON STOCKS - 3.4%   X 7,975,713
UTILITIES - 3.4%
3,178 (g),(h),( i ) Vistra Vision LLC $ 7,975,713
TOTAL UTILITIES 7,975,713
TOTAL COMMON STOCKS
(cost $2,755,685) 7,975,713
TOTAL LONG-TERM INVESTMENTS
(cost $224,523,951) 221,374,509
OTHER ASSETS & LIABILITIES, NET - 4.5% 10,478,538
NET ASSETS - 100% $ 231,853,047
Pay/ Underlying
Fund Pay/
Receive
Floating Payment Maturity Notional
Unrealized
Appreciation
Counterparty
Receive
(j)
Reference Units
Floating
Rate
Rate Frequency Date Amount
(Depreciation)
(k)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(3,639) Receive SOFR minus 0.50% Maturity Date 2/9/26 $(370,086) $(23,400)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(4,067) Receive SOFR minus 0.50% Maturity Date 2/9/26 (413,614) (18,104)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(3,639) Receive SOFR minus 0.50% Maturity Date 2/9/26 (370,086) (16,048)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(3,639) Receive SOFR minus 0.50% Maturity Date 2/9/26 (370,086) (16,523)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(3,639) Receive SOFR minus 0.50% Maturity Date 2/9/26 (370,086) (11,321)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(3,639) Receive SOFR minus 0.50% Maturity Date 2/9/26 (370,086) (12,831)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(3,639) Receive SOFR minus 0.50% Maturity Date 2/9/26 (370,086) (8,458)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(3,639) Receive SOFR minus 0.50% Maturity Date 2/9/26 (370,086) (10,028)
Bank of America, N.A. Pay MLNVUTES Index
(l)
(3,639) Receive SOFR minus 0.50% Maturity Date 2/9/26 (370,086) (9,311)
Goldman Sachs
International
Pay GSCBVSTR Index
(m)
(2,021) Receive SOFR minus 0.50% Maturity Date 2/23/26 (189,180) (4,596)
Goldman Sachs
International
Pay GSCBVSTR Index
(m)
(2,494) Receive SOFR minus 0.50% Maturity Date 2/23/26 (233,457) (1,527)
Goldman Sachs
International
Pay GSCBVSTR Index
(m)
(1,935) Receive SOFR minus 0.50% Maturity Date 2/23/26 (181,130) (450)
Goldman Sachs
International
Pay GSCBVSTR Index
(m)
(3,655) Receive SOFR minus 0.50% Maturity Date 2/23/26 (342,135) 2,467
Goldman Sachs
International
Pay GSCBVSTR Index
(m)
(2,494) Receive SOFR minus 0.50% Maturity Date 2/23/26 (233,457) 1,486
Goldman Sachs
International
Pay GSCBVSTR Index
(m)
(4,300) Receive SOFR minus 0.50% Maturity Date 2/23/26 (402,511) 223
Goldman Sachs
International
Pay GSCBVSTR Index
(m)
(4,085) Receive SOFR minus 0.50% Maturity Date 2/23/26 (382,386) (3,522)
Goldman Sachs
International
Pay GSCBVSTR Index
(m)
(4,386) Receive SOFR minus 0.50% Maturity Date 2/23/26 (410,562) (1,969)
Toronto-Dominion Bank Pay TDCENRGY Index
(n)
(3,144) Receive SOFR minus 0.60% Maturity Date 3/9/26 (323,971) 211
Total $(6,073,091) $(133,701)

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 213,398,796 $ – $ 213,398,796
Common Stocks – – 7,975,713 7,975,713
Investments in Derivatives:
Total Return Swaps - OTC Uncleared * – (133,701) – (133,701)
Total
$ – $ 213,265,095 $ 7,975,713 $ 221,240,808
*
Represents net unrealized appreciation (depreciation).
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Louisiana Common Stocks $7,975,713 Enterprise Value EBITDA Multiples 10.50-12.50 N/A
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns .
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $21,031,382 or 9.5% of Total Investments.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) On March 1, 2024, Vistra Corp. (“ Vistra ”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH was merged into a newly formed subsidiary of Vistra , Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash and
membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.  On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra over a two-year period from September 18,
2024 through December 31, 2026.
( i ) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net
return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes
(k) payments for any positive net return on such underlying reference.
The unrealized appreciationi /depreciation on the total return swap contracts is equal to their market value.
(l) The following table represents the individual postions within each Bank of America, N.A. total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,403) $(58,292) 15.8%
Atlantica Sustainable Infrastructure PLC (453) (9,870) 2.7%
Brookfield Renewable Corp (236) (6,711) 1.8%
Clearway Energy Inc (121) (3,497) 0.9%
Constellation Energy Corp (512) (100,801) 27.2%
NextEra Energy Inc (211) (16,956) 4.6%
Northland Power Inc (393) (8,110) 2.2%
Public Service Enterprise Group Inc (734) (59,307) 16.0%
Vistra Corp (1,247) (106,543) 28.8%
Total $(370,086) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,803) $(65,148) 15.8%
Atlantica Sustainable Infrastructure PLC (506) (11,031) 2.7%
Brookfield Renewable Corp (263) (7,500) 1.8%
Clearway Energy Inc (135) (3,908) 0.9%
Constellation Energy Corp (573) (112,656) 27.2%

NextEra Energy Inc (235) (18,950) 4.6%
Northland Power Inc (439) (9,064) 2.2%
Public Service Enterprise Group Inc (821) (66,283) 16.0%
Vistra Corp (1,394) (119,074) 28.8%
Total $(413,614) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,403) $(58,292) 15.8%
Atlantica Sustainable Infrastructure PLC (453) (9,870) 2.7%
Brookfield Renewable Corp (236) (6,711) 1.8%
Clearway Energy Inc (121) (3,497) 0.9%
Constellation Energy Corp (512) (100,801) 27.2%
NextEra Energy Inc (211) (16,956) 4.6%
Northland Power Inc (393) (8,110) 2.2%
Public Service Enterprise Group Inc (734) (59,307) 16.0%
Vistra Corp (1,247) (106,543) 28.8%
Total $(370,086) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,403) $(58,292) 15.8%
Atlantica Sustainable Infrastructure PLC (453) (9,870) 2.7%
Brookfield Renewable Corp (236) (6,711) 1.8%
Clearway Energy Inc (121) (3,497) 0.9%
Constellation Energy Corp (512) (100,801) 27.2%
NextEra Energy Inc (211) (16,956) 4.6%
Northland Power Inc (393) (8,110) 2.2%
Public Service Enterprise Group Inc (734) (59,307) 16.0%
Vistra Corp (1,247) (106,543) 28.8%
Total $(370,086) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,403) $(58,292) 15.8%
Atlantica Sustainable Infrastructure PLC (453) (9,870) 2.7%
Brookfield Renewable Corp (236) (6,711) 1.8%
Clearway Energy Inc (121) (3,497) 0.9%
Constellation Energy Corp (512) (100,801) 27.2%
NextEra Energy Inc (211) (16,956) 4.6%
Northland Power Inc (393) (8,110) 2.2%
Public Service Enterprise Group Inc (734) (59,307) 16.0%
Vistra Corp (1,247) (106,543) 28.8%
Total $(370,086) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,403) $(58,292) 15.8%
Atlantica Sustainable Infrastructure PLC (453) (9,870) 2.7%
Brookfield Renewable Corp (236) (6,711) 1.8%
Clearway Energy Inc (121) (3,497) 0.9%
Constellation Energy Corp (512) (100,801) 27.2%
NextEra Energy Inc (211) (16,956) 4.6%
Northland Power Inc (393) (8,110) 2.2%
Public Service Enterprise Group Inc (734) (59,307) 16.0%
Vistra Corp (1,247) (106,543) 28.8%
Total $(370,086) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,403) $(58,292) 15.8%
Atlantica Sustainable Infrastructure PLC (453) (9,870) 2.7%
Brookfield Renewable Corp (236) (6,711) 1.8%
Clearway Energy Inc (121) (3,497) 0.9%
Constellation Energy Corp (512) (100,801) 27.2%
NextEra Energy Inc (211) (16,956) 4.6%
Northland Power Inc (393) (8,110) 2.2%
Public Service Enterprise Group Inc (734) (59,307) 16.0%
Vistra Corp (1,247) (106,543) 28.8%

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Total $(370,086) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,403) $(58,292) 15.8%
Atlantica Sustainable Infrastructure PLC (453) (9,870) 2.7%
Brookfield Renewable Corp (236) (6,711) 1.8%
Clearway Energy Inc (121) (3,497) 0.9%
Constellation Energy Corp (512) (100,801) 27.2%
NextEra Energy Inc (211) (16,956) 4.6%
Northland Power Inc (393) (8,110) 2.2%
Public Service Enterprise Group Inc (734) (59,307) 16.0%
Vistra Corp (1,247) (106,543) 28.8%
Total $(370,086) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,403) $(58,292) 15.8%
Atlantica Sustainable Infrastructure PLC (453) (9,870) 2.7%
Brookfield Renewable Corp (236) (6,711) 1.8%
Clearway Energy Inc (121) (3,497) 0.9%
Constellation Energy Corp (512) (100,801) 27.2%
NextEra Energy Inc (211) (16,956) 4.6%
Northland Power Inc (393) (8,110) 2.2%
Public Service Enterprise Group Inc (734) (59,307) 16.0%
Vistra Corp (1,247) (106,543) 28.8%
Total $(370,086) 100%
(m) The following table represents the individual postions within each Goldman Sachs International total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,746) $(29,902) 15.8%
Atlantica Sustainable Infrastructure PLC (246) (5,355) 2.8%
Brookfield Renewable Corp (128) (3,641) 1.9%
Clearway Energy Inc (32) (923) 0.5%
Constellation Energy Corp (259) (51,020) 27.0%
Innergex Renewable Energy Inc (106) (966) 0.5%
NextEra Energy Inc (110) (8,852) 4.7%
Northland Power Inc (220) (4,542) 2.4%
Public Service Enterprise Group Inc (385) (31,071) 16.4%
Vistra Corp (619) (52,907) 28.0%
Total $(189,180) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,154) $(36,901) 15.8%
Atlantica Sustainable Infrastructure PLC (386) (6,609) 2.8%
Brookfield Renewable Corp (262) (4,493) 1.9%
Clearway Energy Inc (67) (1,139) 0.5%
Constellation Energy Corp (3,676) (62,961) 27.0%
Innergex Renewable Energy Inc (70) (1,192) 0.5%
NextEra Energy Inc (638) (10,924) 4.7%
Northland Power Inc (327) (5,605) 2.4%
Public Service Enterprise Group Inc (2,238) (38,343) 16.4%
Vistra Corp (3,811) (65,290) 28.0%
Total $(233,457) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,671) $(28,630) 15.8%
Atlantica Sustainable Infrastructure PLC (299) (5,128) 2.8%
Brookfield Renewable Corp (203) (3,486) 1.9%
Clearway Energy Inc (52) (884) 0.5%
Constellation Energy Corp (2,852) (48,849) 27.0%
Innergex Renewable Energy Inc (54) (925) 0.5%
NextEra Energy Inc (495) (8,475) 4.7%
Northland Power Inc (254) (4,349) 2.4%
Public Service Enterprise Group Inc (1,737) (29,749) 16.4%

Vistra Corp (2,957) (50,656) 28.0%
Total $(181,130) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,157) $(54,079) 15.8%
Atlantica Sustainable Infrastructure PLC (565) (9,685) 2.8%
Brookfield Renewable Corp (384) (6,585) 1.9%
Clearway Energy Inc (97) (1,670) 0.5%
Constellation Energy Corp (5,387) (92,271) 27.0%
Innergex Renewable Energy Inc (102) (1,747) 0.5%
NextEra Energy Inc (935) (16,009) 4.7%
Northland Power Inc (480) (8,214) 2.4%
Public Service Enterprise Group Inc (3,280) (56,193) 16.4%
Vistra Corp (5,586) (95,683) 28.0%
Total $(342,135) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,154) $(36,901) 15.8%
Atlantica Sustainable Infrastructure PLC (386) (6,609) 2.8%
Brookfield Renewable Corp (262) (4,493) 1.9%
Clearway Energy Inc (67) (1,139) 0.5%
Constellation Energy Corp (3,676) (62,961) 27.0%
Innergex Renewable Energy Inc (70) (1,192) 0.5%
NextEra Energy Inc (638) (10,924) 4.7%
Northland Power Inc (327) (5,605) 2.4%
Public Service Enterprise Group Inc (2,238) (38,343) 16.4%
Vistra Corp (3,811) (65,290) 28.0%
Total $(233,457) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,714) $(63,622) 15.8%
Atlantica Sustainable Infrastructure PLC (665) (11,395) 2.8%
Brookfield Renewable Corp (452) (7,747) 1.9%
Clearway Energy Inc (115) (1,964) 0.5%
Constellation Energy Corp (6,337) (108,554) 27.0%
Innergex Renewable Energy Inc (120) (2,055) 0.5%
NextEra Energy Inc (1,099) (18,834) 4.7%
Northland Power Inc (564) (9,664) 2.4%
Public Service Enterprise Group Inc (3,859) (66,109) 16.4%
Vistra Corp (6,571) (112,568) 28.0%
Total $(402,511) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,528) $(60,441) 15.8%
Atlantica Sustainable Infrastructure PLC (632) (10,825) 2.8%
Brookfield Renewable Corp (430) (7,359) 1.9%
Clearway Energy Inc (109) (1,866) 0.5%
Constellation Energy Corp (6,020) (103,126) 27.0%
Innergex Renewable Energy Inc (114) (1,952) 0.5%
NextEra Energy Inc (1,045) (17,892) 4.7%
Northland Power Inc (536) (9,180) 2.4%
Public Service Enterprise Group Inc (3,666) (62,804) 16.4%
Vistra Corp (6,243) (106,940) 28.0%
Total $(382,386) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,788) $(64,894) 15.8%
Atlantica Sustainable Infrastructure PLC (678) (11,623) 2.8%
Brookfield Renewable Corp (461) (7,901) 1.9%
Clearway Energy Inc (117) (2,003) 0.5%
Constellation Energy Corp (6,464) (110,725) 27.0%
Innergex Renewable Energy Inc (122) (2,096) 0.5%
NextEra Energy Inc (1,121) (19,211) 4.7%
Northland Power Inc (575) (9,857) 2.4%

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Public Service Enterprise Group Inc (3,936) (67,431) 16.4%
Vistra Corp (6,703) (114,820) 28.0%
Total $(410,562) 100%
(n) The following table represents the individual postions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,176) $(54,398) 16.8%
Brookfield Renewable Corp (228) (6,483) 2.0%
Clearway Energy Inc (56) (1,623) 0.5%
Constellation Energy Corp (456) (89,714) 27.7%
Innergex Renewable Energy Inc (196) (1,785) 0.6%
NextEra Energy Inc (194) (15,651) 4.8%
Northland Power Inc (426) (8,783) 2.7%
Public Service Enterprise Group Inc (691) (55,823) 17.2%
Vistra Corp (1,050) (89,711) 27.7%
Total
$(323,971) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.7%
X 536,703,532
MUNICIPAL BONDS - 99.7%   X 536,703,532
EDUCATION AND CIVIC ORGANIZATIONS - 17.3%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 $ 2,083,412
3,415 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 3,313,811
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 2,067,814
Elizabeth City State University, North Carolina, General Revenue Bonds,
Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call 638,607
645 5.000%, 4/01/27 - AGM Insured No Opt. Call 676,884
425 5.000%, 4/01/28 - AGM Insured No Opt. Call 451,426
465 5.000%, 4/01/29 - AGM Insured No Opt. Call 500,381
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 801,692
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 1,568,675
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 4,577,742
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/33
10/31 at 100.00 1,063,534
North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 765,157
685 4.000%, 6/01/34 6/26 at 100.00 648,537
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 5,004,373
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%,
1/01/35
7/26 at 100.00 5,063,848
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 7,794,233
North Carolina Central University, General Revenue Bonds, Refunding
Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 3,227,463
3,215 5.000%, 10/01/27 4/26 at 100.00 3,310,544
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 1,086,893
1,000 North Carolina State Education Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020A, 5.000%, 6/01/28, (AMT)
No Opt. Call 1,059,452
North Carolina State University at Raleigh, General Revenue Bonds,
Refunding Series 2018:
1,700 4.000%, 10/01/40 10/34 at 100.00 1,760,970
1,790 4.000%, 10/01/41 10/34 at 100.00 1,842,621
North Carolina State University at Raleigh, General Revenue Bonds, Series
2024B:
3,660 4.000%, 10/01/45 10/32 at 100.00 3,700,110
1,250 4.000%, 10/01/46 10/32 at 100.00 1,260,259
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 5,111,208
University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A:
230 5.000%, 10/01/31 10/27 at 100.00 244,674
4,415 4.000%, 10/01/40 10/27 at 100.00 4,424,897
University of North Carolina, Charlotte, General Revenue Bonds, Series
2017:
2,165 5.000%, 10/01/42 10/27 at 100.00 2,252,074
6,600 5.000%, 10/01/47 10/27 at 100.00 6,843,453

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
University of North Carolina, Greensboro, General Revenue Bonds,
Refunding Series 2017:
$ 1,000 5.000%, 4/01/30 4/28 at 100.00 $ 1,070,183
835 5.000%, 4/01/31 4/28 at 100.00 891,471
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 6,251,994
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 4,651,343
Western Carolina University, North Carolina, General Revenue Bonds,
Series 2020B:
6,000 4.000%, 4/01/45 4/30 at 100.00 6,032,509
1,000 4.000%, 4/01/50 4/30 at 100.00 982,825
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 93,025,069
HEALTH CARE - 12.4%
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series
2016A:
2,000 5.000%, 1/15/25 No Opt. Call 2,014,152
3,000 5.000%, 1/15/36 1/26 at 100.00 3,063,732
1,685 5.000%, 1/15/40 1/26 at 100.00 1,715,490
2,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand
Series 2021B, 5.000%, 1/15/50, (Mandatory Put 12/02/24)
No Opt. Call 2,008,123
3,750 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018A, 4.000%, 1/15/39
1/29 at 100.00 3,791,781
500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018D, 3.625%, 1/15/48, (Mandatory Put 6/15/27)
No Opt. Call 503,005
28,995 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49
11/29 at 100.00 28,254,308
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 2,971,826
North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015:
5,860 5.000%, 6/01/40 6/25 at 100.00 5,905,856
3,000 5.000%, 6/01/45 6/25 at 100.00 3,014,270
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
9/24 at 100.00 2,001,047
North Carolina Medical Care Commission, Health Care Facilities Revenues
Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 1,072,970
1,000 5.000%, 12/01/33 12/28 at 100.00 1,069,631
8,010 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/45
No Opt. Call 9,352,884
TOTAL HEALTH CARE 66,739,075
HOUSING/SINGLE FAMILY - 1.1%
4,995 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Series 52-A, 4.900%, 7/01/43
7/32 at 100.00 5,179,936
1,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Social Series 52-A, 5.000%, 7/01/46
7/32 at 100.00 1,035,705
TOTAL HOUSING/SINGLE FAMILY 6,215,641
LONG-TERM CARE - 1.4%
North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Lutheran Services for the Aging, Series 2021A:
280 4.000%, 3/01/29 3/28 at 103.00 278,634
285 4.000%, 3/01/30 3/28 at 103.00 283,056
295 4.000%, 3/01/31 3/28 at 103.00 292,172
550 4.000%, 3/01/41 3/28 at 103.00 509,136

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE (continued)
$ 2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 $ 2,530,619
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/44
7/26 at 103.00 1,099,421
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 841,533
North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 567,830
225 5.000%, 10/01/31 10/26 at 100.00 232,157
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 702,596
TOTAL LONG-TERM CARE 7,337,154
TAX OBLIGATION/GENERAL - 8.2%
Asheville, North Carolina, General Obligation Bonds, Refunding Series
2023:
500 5.000%, 6/01/35 6/33 at 100.00 583,776
500 4.000%, 6/01/39 6/33 at 100.00 528,117
1,750 Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2016A, 4.000%, 7/01/36
7/26 at 100.00 1,765,479
4,240 Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2024, 5.000%, 7/01/32
No Opt. Call 4,957,252
County of Durham, North Carolina, General Obligation Bonds, Refunding
Series 2023:
2,020 4.000%, 6/01/40 6/33 at 100.00 2,113,356
1,000 4.000%, 6/01/41 6/33 at 100.00 1,037,223
1,870 4.000%, 6/01/42 6/33 at 100.00 1,923,924
Davidson County, North Carolina, General Obligation Bonds, Limited
Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 1,037,545
1,795 5.000%, 6/01/30 6/26 at 100.00 1,855,943
3,000 Guilford County, North Carolina, General Obligation Bonds, School Series
2024, 4.000%, 3/01/41
3/34 at 100.00 3,119,895
Pender County, North Carolina, Limited General Obligation Bonds, Series
2024A:
1,000 5.000%, 4/01/36 4/34 at 100.00 1,159,643
1,000 5.000%, 4/01/38 4/34 at 100.00 1,148,353
1,000 5.000%, 4/01/40 4/34 at 100.00 1,132,944
1,000 5.000%, 4/01/41 4/34 at 100.00 1,124,477
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 1,269,494
2,970 Union County, North Carolina, General Obligation Bonds, School Series
2023, 5.000%, 9/01/42
9/33 at 100.00 3,357,239
810 Wake County, North Carolina, General Obligation Bonds, Parks,
Greenways, Recreation and Open Space, Series 2022C, 5.000%, 2/01/29
No Opt. Call 896,604
5,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 5,743,040
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 518,474
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 2,186,188
Wake County, North Carolina, Limited Obligation Bonds, Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 2,223,112
2,000 5.000%, 9/01/36 9/29 at 100.00 2,182,564
2,000 Wake County, North Carolina, Limited Obligation Bonds, Series 2024,
5.000%, 5/01/36
5/34 at 100.00 2,358,893
TOTAL TAX OBLIGATION/GENERAL 44,223,535

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED - 19.6%
Buncombe County, North Carolina, Limited Obligation Bonds, Series
2015:
$ 1,250 5.000%, 6/01/33 6/25 at 100.00 $ 1,266,915
2,375 5.000%, 6/01/34 6/25 at 100.00 2,406,507
1,375 5.000%, 6/01/35 6/25 at 100.00 1,392,757
Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 421,941
100 5.000%, 4/01/31 4/27 at 100.00 105,202
4,675 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2022A, 5.000%, 6/01/40
6/32 at 100.00 5,236,234
Charlotte, North Carolina, Certificates of Participation, Convention
Facilities Project, Series 2019A:
310 5.000%, 6/01/33 6/29 at 100.00 339,512
1,010 5.000%, 6/01/40 6/29 at 100.00 1,085,040
3,500 5.000%, 6/01/44 6/29 at 100.00 3,723,351
1,465 Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame
Public Facilities, Refunding Series 2019C, 4.000%, 6/01/37
6/29 at 100.00 1,500,166
Charlotte, North Carolina, Certificates of Participation, Refunding Cultural
Arts Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 4,450,691
1,930 5.000%, 6/01/37 6/29 at 100.00 2,094,426
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 2,513,186
3,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2024, 4.000%, 12/01/54 , (WI/DD)
12/34 at 100.00 2,998,253
Duplin County, North Carolina, Limited Obligation Bonds, County Water
Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 1,515,609
1,000 5.000%, 4/01/34 4/26 at 100.00 1,025,594
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 1,323,131
900 Greensboro, North Carolina Limited Obligation Bonds, Series 2024,
4.000%, 10/01/44
10/34 at 100.00 902,479
600 Lee County, North Carolina, Limited Obligation Bonds, Series 2018,
4.000%, 5/01/36
5/28 at 100.00 608,130
Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015:
120 (c) 4.375%, 3/01/25 No Opt. Call 119,616
1,600 (c) 5.375%, 3/01/40 3/25 at 100.00 1,529,501
Nags Head, North Carolina, Limited Obligation Bonds, Series 2023:
660 5.000%, 6/01/37 6/33 at 100.00 761,043
920 5.000%, 6/01/39 6/33 at 100.00 1,048,763
930 5.000%, 6/01/41 6/33 at 100.00 1,045,320
935 5.000%, 6/01/42 6/33 at 100.00 1,046,404
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call 4,026,796
New Hanover County, North Carolina, Limited Obligation Bonds, Series
2024:
1,000 5.000%, 10/01/40 , (WI/DD) 10/34 at 100.00 1,147,498
1,560 5.000%, 10/01/41 , (WI/DD) 10/34 at 100.00 1,777,611
680 5.000%, 10/01/42 , (WI/DD) 10/34 at 100.00 769,879
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call 5,117,075
North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
260 5.000%, 5/01/28 5/27 at 100.00 275,812
5,275 5.000%, 5/01/29 5/27 at 100.00 5,589,961
8,950 5.000%, 5/01/30 5/27 at 100.00 9,456,088
2,165 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/32
5/30 at 100.00 2,429,646
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call 2,072,826

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 3,554 0.000%, 7/01/33 7/28 at 86.06 $ 2,507,567
5,296 4.500%, 7/01/34 7/25 at 100.00 5,303,810
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 2,205,237
7,405 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 7,323,481
Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455 5.000%, 10/01/33 10/24 at 100.00 455,631
750 5.000%, 10/01/34 10/24 at 100.00 751,041
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 1,033,290
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 2,491,944
3,570 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2017, 5.000%, 9/01/40
9/27 at 100.00 3,694,828
Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 526,410
250 5.000%, 12/01/33 12/27 at 100.00 261,335
Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 703,865
690 5.000%, 12/01/35 12/28 at 100.00 731,667
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 1,036,545
Wilmington, North Carolina, Limited Obligation Bonds, Series 2023D:
500 5.000%, 9/01/40 9/33 at 100.00 569,255
1,250 5.000%, 9/01/41 9/33 at 100.00 1,410,937
1,250 5.000%, 9/01/43 9/33 at 100.00 1,399,046
TOTAL TAX OBLIGATION/LIMITED 105,528,852
TRANSPORTATION - 20.3%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 9/24 at 100.00 4,004,855
5,000 5.000%, 7/01/33 9/24 at 100.00 5,005,934
4,935 5.000%, 7/01/34 9/24 at 100.00 4,940,719
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 1,996,125
6,610 5.000%, 7/01/47 7/27 at 100.00 6,813,626
5,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 4,829,430
North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 1,513,417
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 11,186,836
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 776,465
880 0.000%, 7/01/29 7/26 at 87.76 721,579
175 0.000%, 7/01/32 7/26 at 75.72 123,304
1,500 0.000%, 7/01/34 7/26 at 68.37 952,746
2,905 0.000%, 7/01/35 7/26 at 64.91 1,750,255
3,735 0.000%, 7/01/38 7/26 at 55.68 1,922,978
3,995 0.000%, 7/01/39 7/26 at 52.96 1,953,016
2,385 0.000%, 7/01/40 7/26 at 50.36 1,107,220
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 1,217,539

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019:
$ 5,150 0.000%, 1/01/42 1/30 at 68.97 $ 2,459,072
15,500 0.000%, 1/01/47 1/30 at 58.00 5,816,913
6,000 0.000%, 1/01/48 1/30 at 55.97 2,141,761
3,600 0.000%, 1/01/49 1/30 at 54.10 1,227,294
4,875 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/36
1/28 at 100.00 4,950,216
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 - AGC Insured No Opt. Call 50,089
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call 2,576,836
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call 13,868,967
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call 12,576,876
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call 9,282,056
2,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2024A, 5.000%, 1/01/58 - AGM Insured
1/34 at 100.00 2,129,779
Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 1,240,228
300 5.000%, 5/01/30 5/25 at 100.00 303,453
TOTAL TRANSPORTATION 109,439,584
U.S. GUARANTEED - 2.5% (d)
Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series
2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 412,536
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 1,790,119
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 1,003,044
New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Series 2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 3,101,067
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 3,202,830
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 1,028,333
2,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 2,484,781
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call 322,865
TOTAL U.S. GUARANTEED 13,345,575
UTILITIES - 16.9%
1,800 Brunswick County, North Carolina, Enterprise System Revenue Bonds,
Series 2020, 3.000%, 4/01/46
4/30 at 100.00 1,470,016
Cape Fear Public Utility Authority, North Carolina,  Water and Sewer
System Revenue Bonds, Refunding Series 2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 1,937,797
6,615 4.000%, 8/01/44 8/29 at 100.00 6,624,682
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 954,388
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 528,164
1,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Series 2024, 5.000%, 7/01/35
7/34 at 100.00 1,193,725
3,875 City of Raleigh, North Carolina, Combined Enterprise System Revenue
and Refunding Bonds, Series 2023, 5.000%, 9/01/48
9/33 at 100.00 4,305,973
1,900 Clayton, North Carolina, Water and Sewer System Revenue Bonds, Series
2022, 5.000%, 8/01/45
8/32 at 100.00 2,073,377
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 1,030,986
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 4,993,827

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 13,060 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2022, 5.250%, 6/01/47
6/32 at 100.00 $ 14,562,332
1,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2049, 5.000%, 6/01/49
6/34 at 100.00 1,113,916
3,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2054, 5.000%, 6/01/54
6/34 at 100.00 3,307,933
Greenville Utilities Commission, North Carolina, Combined Enterprise
System Revenue Bonds, Series 2022:
330 4.000%, 12/01/41 12/32 at 100.00 335,284
325 4.000%, 12/01/42 12/32 at 100.00 328,128
300 4.125%, 12/01/43 12/32 at 100.00 304,347
330 4.125%, 12/01/44 12/32 at 100.00 333,637
725 5.000%, 12/01/46 12/32 at 100.00 797,338
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 3,324,990
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 5,276,175
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call 667,132
Johnston County, North Carolina, Water and Sewer Revenue Bonds, Series
2023:
3,500 4.000%, 4/01/48 4/33 at 100.00 3,465,606
4,125 4.000%, 4/01/53 4/33 at 100.00 4,073,888
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
9/24 at 100.00 1,751,725
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 1,459,644
295 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/27
1/26 at 100.00 303,155
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2016A:
3,065 5.000%, 1/01/29 7/26 at 100.00 3,170,978
740 5.000%, 1/01/30 7/26 at 100.00 763,897
Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 3,220,198
3,345 5.000%, 6/01/35 6/25 at 100.00 3,380,792
Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call 1,285,523
1,335 5.000%, 6/01/28 6/27 at 100.00 1,409,194
1,000 5.000%, 6/01/33 6/27 at 100.00 1,048,496
940 Onslow County, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016, 5.000%, 12/01/28
12/26 at 100.00 985,099
1,800 Onslow County, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2023, 5.000%, 12/01/53
12/33 at 100.00 1,954,722
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 2,781,201
Union County, North Carolina, Enterprise System Revenue Bonds, Series
2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 1,044,051
500 5.000%, 6/01/32 12/25 at 100.00 511,466
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 1,401,956
1,275 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2021, 3.000%, 6/01/51
6/31 at 100.00 994,302

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 365 Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2016A, 5.000%, 6/01/29
6/26 at 100.00 $ 379,007
TOTAL UTILITIES 90,849,047
TOTAL MUNICIPAL BONDS
(cost $525,911,919) 536,703,532
TOTAL LONG-TERM INVESTMENTS
(cost $525,911,919) 536,703,532
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,777,593
NET ASSETS - 100% $ 538,481,125
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 536,703,532 $ – $ 536,703,532
Total
$ – $ 536,703,532 $ – $ 536,703,532
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,649,117 or 0.3% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.